Document and Entity Information	0 Months Ended
Feb. 12, 2015
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2014
Registrant Name	EATON VANCE MUNICIPALS TRUST
Central Index Key	0000778365
Amendment Flag	false
Document Creation Date	Feb. 12, 2015
Document Effective Date	Feb. 12, 2015
Prospectus Date	Feb. 01, 2015
Eaton Vance California Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EACAX
Eaton Vance California Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECCAX
Eaton Vance California Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EICAX